UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Astoria Inflation Sensitive ETF

(PPI)

AXS FOMO ETF

(FOMO)

AXS Green Alpha ETF

(NXTE)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	12
Statement/Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	19
Supplemental Information	31
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Astoria Inflation Sensitive ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 74.5%
	AEROSPACE/DEFENSE — 3.0%
9,465	Airbus S.E.	$824,223
96,678	Bae Systems PLC	852,365
		1,676,588
	BANKS — 14.0%
58,752	Australia & New Zealand Banking Group Ltd.	861,261
9,645	Bank of Montreal	849,838
117,218	Commerzbank A.G.*	843,101
48,324	National Australia Bank Ltd.	895,124
11,866	Popular, Inc.	855,064
49,220	Regions Financial Corp.	987,845
128,149	Standard Chartered PLC	810,823
12,817	Western Alliance Bancorp	842,590
17,838	Zions Bancorp N.A.	907,241
		7,852,887
	BUILDING MATERIALS — 2.1%
19,954	Builders FirstSource, Inc.*	1,175,690
	CHEMICALS — 5.1%
17,192	Nutrien Ltd.	1,441,373
33,704	Olin Corp.	1,445,227
		2,886,600
	COMMERCIAL SERVICES — 3.4%
5,861	Avis Budget Group, Inc.*	870,124
3,852	United Rentals, Inc.*	1,040,502
		1,910,626
	DISTRIBUTION/WHOLESALE — 1.3%
35,130	Mitsui & Co., Ltd.	749,709
	DIVERSIFIED FINANCIAL SERVICES — 1.4%
8,700	Capital One Financial Corp.	801,879
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.6%
34,778	ABB Ltd.	911,630
	FOREST PRODUCTS & PAPER — 3.1%
23,680	West Fraser Timber Co., Ltd.	1,722,166
	IRON/STEEL — 10.8%
30,581	ArcelorMittal S.A.	619,096
67,103	Cleveland-Cliffs, Inc.*	903,877
70,128	Fortescue Metals Group Ltd.	758,393
1

AXS Astoria Inflation Sensitive ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRON/STEEL (Continued)
12,219	Nucor Corp.	$1,307,311
19,037	Steel Dynamics, Inc.	1,350,675
60,047	United States Steel Corp.	1,088,052
		6,027,404
	MACHINERY-CONSTRUCTION & MINING — 1.7%
22,114	Hitachi Ltd.	934,091
	MACHINERY-DIVERSIFIED — 6.1%
17,883	AGCO Corp.	1,719,808
154,694	CNH Industrial N.V.	1,727,932
		3,447,740
	MINING — 2.4%
13,660	Rio Tinto PLC	746,574
18,706	Teck Resources Ltd.	571,915
		1,318,489
	OIL&GAS — 18.5%
35,119	APA Corp.	1,200,719
26,403	Canadian Natural Resources Ltd.	1,235,554
10,929	ConocoPhillips	1,118,474
47,655	Coterra Energy, Inc.	1,244,749
22,287	Devon Energy Corp.	1,340,117
54,528	Marathon Oil Corp.	1,231,242
37,224	Shell PLC	933,491
38,112	Suncor Energy, Inc.	1,078,969
18,540	Tourmaline Oil Corp.	968,659
		10,351,974
	TOTAL COMMON STOCKS
	(Cost $48,148,749)	41,767,473
	EXCHANGE-TRADED FUNDS — 23.0%
41,887	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	1,081,941
15,265	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,238,450
37,482	GraniteShares Bloomberg Commodity Broad Strategy No. K-1 ETF	1,082,480
60,000	Invesco PureBeta 0-5 Year U.S. TIPS ETF	1,461,600
17,000	iShares 0-5 Year TIPS Bond ETF	1,633,870
33,567	iShares MSCI Global Agriculture Producers ETF	1,313,812
70,004	SPDR Bloomberg 1-10 Year TIPS ETF	1,274,773
15,791	Vaneck Agribusiness ETF	1,274,018
31,500	Vanguard Short-Term Inflation-Protected Securities ETF	1,515,465
2

AXS Astoria Inflation Sensitive ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
48,510	WisdomTree Enhanced Commodity Strategy Fund	$1,034,054
	TOTAL EXCHANGE-TRADED FUNDS$
	(Cost $13,910,650)	12,910,463
	TOTAL INVESTMENTS — 97.5%
	(Cost $62,059,399)	54,677,936
	Other Assets in Excess of Liabilities — 2.5%	1,396,404
	TOTAL NET ASSETS — 100.0%	$56,074,340

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.

See accompanying Notes to Financial Statements.

3

AXS Astoria Inflation Sensitive ETF

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Common Stocks
Oil & Gas	18.5%
Banks	14.0%
Iron/Steel	10.8%
Machinery-Diversified	6.1%
Chemicals	5.1%
Commercial Services	3.4%
Forest Products & Paper	3.1%
Aerospace/Defense	3.0%
Mining	2.4%
Building Materials	2.1%
Machinery-Construction & Mining	1.7%
Electrical Components & Equipment	1.6%
Diversified Financial Services	1.4%
Distribution/Wholesale	1.3%
Total Common Stocks	74.5%
Exchange-Traded Funds	23.0%
Total Investments	97.5%
Other Assets in Excess of Liabilities	2.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

AXS FOMO ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 1.2%
	MINING — 1.2%
7,500	Gold Fields Ltd. - ADR	$60,675
	TOTAL COMMON STOCKS
	(Cost $60,304)	60,675
	EXCHANGE-TRADED FUNDS — 6.7%
3,000	iShares Short Treasury Bond ETF*	330,000
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $329,955)	330,000
	TOTAL INVESTMENTS — 7.9%
	(Cost $390,259)	390,675
	Other Assets in Excess of Liabilities — 92.1%	4,545,670
	TOTAL NET ASSETS — 100.0%	$4,936,345

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.

See accompanying Notes to Financial Statements.

5

AXS FOMO ETF

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Exchange-Traded Funds	6.7%
Common Stocks
Mining	1.2%
Total Common Stocks	1.2%
Total Investments	7.9%
Other Assets in Excess of Liabilities	92.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	AUTO MANUFACTURERS — 3.7%
5,676	Rivian Automotive, Inc. - Class A*	$186,797
2,838	Tesla, Inc.*	752,780
		939,577
	AUTO PARTS & EQUIPMENT — 1.2%
35,776	QuantumScape Corp.*	300,876
	BIOTECHNOLOGY — 14.1%
9,890	Arcturus Therapeutics Holdings, Inc.*	146,570
26,230	Caribou Biosciences, Inc.*	276,727
17,974	CRISPR Therapeutics A.G.*,1	1,174,601
47,558	Editas Medicine, Inc.*	582,110
1,376	Illumina, Inc.*	262,527
7,138	Intellia Therapeutics, Inc.*	399,442
6,450	Moderna, Inc.*	762,712
		3,604,689
	BUILDING MATERIALS — 0.8%
4,472	Trex Co., Inc.*	196,500
	CHEMICALS — 1.6%
7,482	Daqo New Energy Corp. - ADR*	397,145
	COMMERCIAL SERVICES — 1.5%
7,138	Block, Inc.*	392,519
	COMPUTERS — 6.4%
1,720	Apple, Inc.	237,704
5,332	Fortinet, Inc.*	261,961
6,880	International Business Machines Corp.	817,413
7,224	Rapid7, Inc.*	309,909
		1,626,987
	DIVERSIFIED FINANCIAL SERVICES — 2.7%
23,134	Hannon Armstrong*	692,401
	ELECTRIC — 3.8%
29,842	Brookfield Renewable Corp. - Class A1	975,236
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.0%
10,148	ABB Ltd. - ADR	260,398
	ELECTRONICS — 0.5%
1,634	Advanced Energy Industries, Inc.	126,488
7

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY-ALTERNATE SOURCES — 19.3%
14,190	Canadian Solar, Inc.*,1	$528,577
1,376	Enphase Energy, Inc.*	381,799
3,526	First Solar, Inc.*	466,384
14,620	JinkoSolar Holding Co., Ltd. - ADR*	809,802
11,954	Maxeon Solar Technologies Ltd.*,1	284,146
774	SolarEdge Technologies, Inc.*	179,150
24,080	SunPower Corp.*	554,803
8,686	Sunrun, Inc.*	239,647
37,238	TPI Composites, Inc.*	420,045
57,190	Vestas Wind Systems	1,067,109
		4,931,462
	ENVIRONMENTAL CONTROL — 0.9%
45,494	Li-Cycle Holdings Corp.*,1	242,028
	FOOD — 2.5%
2,752	Danone	130,945
22,962	Natural Grocers by Vitamin Cottage, Inc.	247,760
9,546	Sprouts Farmers Market, Inc.*	264,901
		643,606
	HEALTHCARE-PRODUCTS — 1.4%
63,382	Pacific Biosciences of California, Inc.*	367,932
	HEALTHCARE-SERVICES — 1.5%
107,070	Invitae Corp.*	263,392
43,000	Personalis, Inc.*	127,710
		391,102
	INVESTMENT COMPANIES — 1.8%
44,634	Horizon Technology Finance Corp.	446,786
	OFFICE FURNISHINGS — 1.0%
14,190	Interface, Inc.	127,568
17,630	Steelcase, Inc. - Class A	114,948
		242,516
	REITS — 10.1%
3,698	Alexandria Real Estate Equities*	518,423
4,472	Digital Trust Realty, Inc. *	443,533
688	Equinix, Inc. *	391,362
47,558	Hudson Pacific Properties*	520,760
7,740	Kilroy Realty Corp.*	325,931
16,598	Vornado Realty Trust*	384,410
		2,584,419

8

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 17.4%
1,376	Analog Devices, Inc.	$191,732
9,374	Applied Materials, Inc.	768,012
1,376	ASML Holding N.V.1	571,521
21,070	Infineon Technologies A.G.	468,762
1,548	Lam Research Corp.	566,568
5,418	QUALCOMM, Inc.	612,126
15,050	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,031,828
2,322	Wolfspeed, Inc.*	240,002
		4,450,551
	TELECOMMUNICATIONS — 3.6%
18,232	SK Telecom Co., Ltd. - ADR	351,148
17,114	Switch, Inc. - Class A	576,571
		927,719
	TOTAL COMMON STOCKS
	(Cost $24,677,241)	24,740,937
	TOTAL INVESTMENTS — 96.8%
	(Cost $24,677,241)	24,740,937
	Other Assets in Excess of Liabilities — 3.2%	815,394
	TOTAL NET ASSETS — 100.0%	$25,556,331

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

9

AXS Green Alpha ETF

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Energy-Alternate Sources	19.3%
Semiconductors	17.4%
Biotechnology	14.1%
REITS	10.1%
Computers	6.4%
Electric	3.8%
Auto Manufacturers	3.7%
Telecommunications	3.6%
Diversified Financial Services	2.7%
Food	2.5%
Investment Companies	1.8%
Chemicals	1.6%
Commercial Services	1.5%
Healthcare-Services	1.5%
Healthcare-Products	1.4%
Auto Parts & Equipment	1.2%
Electrical Components & Equipment	1.0%
Office Furnishings	1.0%
Environmental Control	0.9%
Building Materials	0.8%
Electronics	0.5%
Total Common Stocks	96.8%
Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

10

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2022 (Unaudited)

	AXS Astoria Inflation Sensitive ETF	AXS FOMO ETF	AXS Green Alpha ETF
Assets:
Investments, at value (cost $62,059,399, $390,259 and $24,677,241, respectively)	$54,677,936	$390,675	$24,740,937
Foreign currency, at value (cost $82,211, $0 and $0, respectively)	81,656	-	-
Cash	1,180,879	3,854,136	9,407
Receivables:
Investment securities sold	-	3,174,017	-
Fund shares sold	-	-	25,190,600
Dividends and interest	106,098	189	99
Reclaims receivable	49,631	-	-
Due from Advisor	-	1,905	-
Total assets	56,096,200	7,420,922	49,941,043
Liabilities:
Payables:
Investment securities purchased	11,779	2,468,650	24,383,987
Fund shares redeemed	-	100	-
Advisory fees	10,081	-	725
Fund administration fees	-	860	-
Custody fees	-	528	-
Fund accounting fees	-	1,835	-
Auditing fees	-	9,352	-
Legal fees	-	320	-
Trustees' fees and expenses	-	794	-
Shareholder reporting fees	-	129	-
Accrued other expenses	-	2,009	-
Total liabilities	21,860	2,484,577	24,384,712
Net Assets	$56,074,340	$4,936,345	$25,556,331

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$68,048,503	$7,076,516	$25,493,261
Total distributable earnings (accumulated deficit)	(11,974,163)	(2,140,171)	63,070
Net Assets	$56,074,340	$4,936,345	$25,556,331

Shares of beneficial interest issued and outstanding	2,500,000	275,000	860,000
Net asset value per share	$22.43	$17.95	$29.72

See accompanying Notes to Financial Statements.

11

AXS Funds

STATEMENTS OF OPERATIONS

For the Periods Ended September 30, 2022 (Unaudited)

	AXS Astoria Inflation Sensitive ETF	AXS FOMO ETF	AXS Green Alpha ETF
Investment Income:
Dividends (net of foreign withholding taxes of $90,538, $0 and $0, respectively)	$1,228,458	$3,271	$99
Interest	18	17,563	-
Total investment income	1,228,476	20,834	99

Expenses:
Advisory fees	234,327	22,424	725
Fund administration fees	-	5,392	-
Custody fees	-	5,196	-
Interest expense	849	-	-
Fund accounting fees	-	15,597	-
Shareholder reporting fees	-	3,973	-
Legal fees	-	4,347	-
Auditing fees	-	9,352	-
Trustees' fees and expenses	-	1,625	-
Insurance fees	-	340	-
Chief Compliance Officer fees	-	3,812	-
Miscellaneous	-	8,873	-
Total expenses	235,176	80,931	725
Advisory fees (waived) recovered	-	(22,424)	-
Other expenses absorbed	-	(33,295)	-
Net expenses	235,176	25,212	725
Net investment income (loss)	993,300	(4,378)	(626)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(6,231,091)	(768,502)	-
Investments in-kind	1,768,665	-	-
Foreign currency transactions	(23,084)	356	-
Net realized gain (loss)	(4,485,510)	(768,146)	-
Net change in unrealized appreciation (depreciation) on:
Investments	(11,504,528)	(2,239)	63,696
Foreign currency translations	(4,342)	-	-
Net change in unrealized appreciation (depreciation)	(11,508,870)	(2,239)	63,696
Net realized and unrealized gain (loss)	(15,994,380)	(770,385)	63,696

Net Increase (Decrease) in Net Assets from Operations	$(15,001,080)	$(774,763)	$63,070

See accompanying Notes to Financial Statements.

12

AXS Astoria Inflation Sensitive ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period Ended March 31, 2022*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$993,300	$221,525
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	(4,485,510)	(89,723)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(11,508,870)	4,123,316
Net increase (decrease) in net assets resulting from operations	(15,001,080)	4,255,118

Distributions to Shareholders:
Distributions	(1,228,218)	-

Capital Transactions:
Net proceeds from shares sold	32,258,933	57,707,500
Cost of shares redeemed	(21,917,913)	-
Net increase (decrease) in net assets from capital transactions	10,341,020	57,707,500

Total increase (decrease) in net assets	(5,888,278)	61,962,618

Net Assets:
Beginning of period	61,962,618	-
End of period	$56,074,340	$61,962,618
Capital Share Transactions:
Shares sold	1,250,000	2,175,000
Shares redeemed	(925,000)	-
Net increase (decrease) in capital share transactions	325,000	2,175,000

*	The Fund commenced operations on December 29, 2021.

See accompanying Notes to Financial Statements.

13

AXS FOMO ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period Ended March 31, 2022*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,378)	$13,132
Net realized gain (loss) on investments and foreign currency transactions	(768,146)	(1,246,648)
Net change in unrealized appreciation (depreciation) on investments	(2,239)	2,655
Net increase (decrease) in net assets resulting from operations	(774,763)	(1,230,861)
Distributions to Shareholders:
Distributions	-	(88,069)
Capital Transactions:
Net proceeds from shares sold	-	11,288,549
Cost of shares redeemed	(459,365)	(3,799,146)
Net increase (decrease) in net assets from capital transactions	(459,365)	7,489,403
Total increase (decrease) in net assets	(1,234,128)	6,170,473
Net Assets:
Beginning of period	6,170,473	-
End of period	$4,936,345	$6,170,473

Capital Share Transactions:
Shares sold	-	450,000
Shares redeemed	(25,000)	(150,000)
Net increase (decrease) in capital share transactions	(25,000)	300,000

^	With the Plan of Reorganization with respect to the AXS FOMO ETF (formerly, FOMO ETF), shareholders received shares of the AXS FOMO ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 24, 2021.

See accompanying Notes to Financial Statements.

14

AXS Green Alpha ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(626)
Net change in unrealized appreciation (depreciation) on investments	63,696
Net increase (decrease) in net assets resulting from operations	63,070

Capital Transactions:
Net proceeds from shares sold	25,493,261
Net increase (decrease) in net assets from capital transactions	25,493,261

Total increase (decrease) in net assets	25,556,331

Net Assets:
Beginning of period	-
End of period	$25,556,331
Capital Share Transactions:
Shares sold	860,000
Net increase (decrease) in capital share transactions	860,000

*	The Fund commenced operations on September 27, 2022.

See accompanying Notes to Financial Statements.

15

AXS Astoria Inflation Sensitive ETF

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022	For the Period Ended
	(Unaudited)	March 31, 2022*
Net asset value, beginning of period	$28.49	$25.00
Income from Investment Operations:
Net investment income (loss) [1]	0.38	0.17
Net realized and unrealized gain (loss)	(6.03)	3.32
Total from investment operations	(5.65)	3.49

Less Distributions:
From net investment income	(0.41)	-
Total distributions	(0.41)	-
Net asset value, end of period	$22.43	$28.49

Total return[2]	(19.87)%[3]	13.96%[3]

Total return at market price[4]	(20.08)%[3]	14.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,074	$61,963

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.70%[5]	0.70%[5]
After fees waived and expenses absorbed	0.70%[5]	0.70%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.97%[5]	2.51%[5]
After fees waived and expenses absorbed	2.97%[5]	2.51%[5]

Portfolio turnover rate[6]	42%[3]	11%[3]

*	The Fund commenced operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Not annualized.
[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

16

AXS FOMO ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022	For the Period Ended
	(Unaudited)	March 31, 2022*
Net asset value, beginning of period	$20.57	$25.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	0.05
Net realized and unrealized gain (loss)	(2.61)	(4.13)
Total from investment operations	(2.62)	(4.08)

Less Distributions:
From net investment income	-	(0.35)
Total distributions	-	(0.35)
Net asset value, end of period	$17.95	$20.57

Total return[2,3]	(12.83)%[4]	(16.45)%[4]

Total return at market price[3,5]	(12.85)%[4]	(16.52)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,936	$6,170

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.89%[6]	3.07%[6]
After fees waived and expenses absorbed	0.90%[6]	0.90%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.15)%[6]	2.43%[6]
After fees waived and expenses absorbed	(0.16)%[6]	0.26%[6]
Portfolio turnover rate[7]	7,232%[4]	3,711%[4]

^	Financial information from May 24, 2021 through August 5, 2022 is for The FOMO ETF, which was reorganized into the AXS FOMO ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 24, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the CBOE BZX Exchange, Inc.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

17

AXS Green Alpha ETF

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended
September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	-
Net realized and unrealized gain (loss)	(0.28)
Total from investment operations	(0.28)
Net asset value, end of period	$29.72

Total return[2]	(1.82)%[3]

Total return at market price[4]	(0.83)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,556

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00%[5]
After fees waived and expenses absorbed	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.86)%[5]
After fees waived and expenses absorbed	(0.86)%[5]
Portfolio turnover rate[6]	-%[3]

*	The Fund commenced operations on September 27, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Not annualized.
[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

18

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

Note 1 – Organization

AXS Astoria Inflation Sensitive ETF (the “Astoria Inflation Sensitive ETF”), AXS FOMO ETF (the “FOMO ETF”) and AXS Green Alpha ETF (the “Green Alpha ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is an actively managed exchange-traded fund (“ETF”).

The Astoria Inflation Sensitive ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Inflation Sensitive ETF is classified as a non-diversified Fund. The Astoria Inflation Sensitive ETF commenced operations on December 29, 2021.

The FOMO ETF’s primary investment objective seeks to provide capital appreciation. The FOMO ETF is classified as a diversified fund.

The FOMO ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of FOMO ETF (the "FOMO ETF Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the FOMO ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the FOMO ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FOMO ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FOMO ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
300,000	$5,539,394

The net unrealized appreciation of investments transferred was $128,190 as of the date of the acquisition.

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF commenced operations on September 27, 2022.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

19

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

20

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Funds (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Inflation Sensitive ETF, FOMO ETF and Green Alpha ETF is $300, $100 and $100, respectively, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Inflation Sensitive ETF, FOMO ETF and Green Alpha ETF is $300, $100 and $100, respectively, regardless of the number of Creation Units redeemed in the transaction.

21

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2022, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

22

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Astoria Inflation Sensitive ETF, FOMO ETF and Green Alpha ETF pay a monthly investment advisory fee to the Advisor at the annual rate of 0.70%, 0.80% and 1.00%, respectively, of the Funds’ average daily net assets. The Advisor has agreed to pay all expenses of the Astoria Inflation Sensitive ETF and Green Alpha ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

23

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria”) to manage the Astoria Inflation Sensitive ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Inflation Sensitive ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Inflation Sensitive ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub-advisory fee based upon the Green Alpha ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the FOMO ETF to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.90% of the average daily net assets of the Fund until August 8, 2024, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

For the period ended August 6, 2022 through September 30, 2022, the Advisor waived a portion of its advisory fees and absorbed other expenses totaling $10,042 for the FOMO ETF. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2022, the amount of these potentially recoverable expenses was $26,021. The Advisor may recapture all or a portion of this amount no later than March 31, of the year stated below:

2026	$10,042

Prior to the close of business on August 5, 2022, investment advisory services were provided to the FOMO ETF Predecessor Fund by Tuttle Capital Management, LLC (“Tuttle”), which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the FOMO ETF Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.80% of the FOMO ETF Predecessor Fund average daily net assets.

Prior to the close of business on August 5, 2022, Tuttle waived advisory fees and absorbed other expenses totaling $45,677 for the FOMO ETF Predecessor Fund. This amount is not recoupable.

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. For the period August 6, 2022 through September 30, 2022, the FOMO ETF paid Brown Brothers Harriman & Co. $1,918 and paid UMBFS and MFAC $806.

Prior to the close of business on August 5, 2022, Citi Fund Services Ohio, Inc. served as the administrator and fund accountant to the FOMO ETF Predecessor Fund and Citibank, N.A. served as the transfer agent and custodian to the FOMO ETF Predecessor Fund. For the period April 1, 2022 through August 5, 2022, the FOMO ETF Predecessor Fund paid Citi Fund Services Ohio, Inc. $18,492 and Citibank, N.A. $4,970.

24

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on August 5, 2022, Foreside Fund Services, LLC served as the distributor for the FOMO ETF Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period August 6, 2022 through September 30, 2022, the FOMO ETF paid trustee fees of $498. For the period April 1, 2022 through August 5, 2022, the FOMO ETF Predecessor Fund paid trustee fees of $1,127.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. For the period August 6, 2022 through September 30, 2022, the FOMO ETF paid the CCO $494. Prior to the close of business on August 5, 2022, Beacon Compliance Consulting served as CCO for the FOMO ETF Predecessor Fund. For the period April 1, 2022 through August 5, 2022, the FOMO ETF Predecessor Fund paid Beacon Compliance Consulting $3,318.

Note 4 – Federal Income Taxes

At September 30, 2022, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Inflation Sensitive ETF	FOMO ETF	Green Alpha ETF
Cost of investments	$62,059,399	$433,899	$24,677,241

Gross unrealized appreciation	$846,501	$416	$261,984
Gross unrealized depreciation	(8,227,964)	(43,640)	(198,288)
Net unrealized appreciation (depreciation) on investments	$(7,381,463)	$(43,224)	$63,696

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Inflation Sensitive ETF	FOMO ETF
Undistributed ordinary income	$225,422	$7,809
Undistributed long-term capital gains	-	-
Tax distributable earnings	225,422	7,809

Accumulated capital and other losses	(93,603)	(1,332,233)

Net unrealized appreciation (depreciation) on investments	4,123,065	(40,985)
Net unrealized appreciation on foreign currency translations	251	-

Total distributable earnings (accumulated deficit)	$4,255,135	$(1,365,409)

25

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

As of the tax year ended March 31, 2022, the Astoria Inflation Sensitive ETF had $93,603 of short-term non-expiring accumulated capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the periods ended March 31, 2022 was as follows:

Astoria Inflation Sensitive ETF
2022
Distributions paid from:
Ordinary income	$-
Net long-term capital gains	-
Total distributions paid	$-

FOMO ETF
2022
Distributions paid from:
Ordinary income	$88,069
Net long-term capital gains	-
Total distributions paid	$88,069

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the periods ended September 30, 2022, were as follows:

Fund	Purchases	Sales
Astoria Inflation Sensitive ETF	$36,407,469	$27,053,947
FOMO ETF	110,058,656	112,228,065
Green Alpha ETF	-	-

Purchases, sales, and realized gain/(loss) of in-kind transactions for the periods ended September 30, 2022, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Inflation Sensitive ETF	$20,904,928	$21,090,609	$1,768,665
FOMO ETF	-	-	-
Green Alpha ETF	24,677,241	-	-

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

26

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

27

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Funds’ assets carried at fair value:

Astoria Inflation Sensitive ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$41,767,473	$-	$-	$41,767,473
Exchange-Traded Funds	12,910,463	-	-	12,910,463
Total Investments	$54,677,936	$-	$-	$54,677,936

FOMO ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$60,675	$-	$-	$60,675
Exchange-Traded Funds	330,000	-	-	330,000
Total Investments	$390,675	$-	$-	$390,675

Green Alpha ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$24,740,937	$-	$-	$24,740,937
Total Investments	$24,740,937	$-	$-	$24,740,937

*For a detailed break-out of common stocks and exchange-traded funds by major industry classification, please refer to the Schedules of Investments.

** The Funds did not hold any Level 2 or 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

28

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 10 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 11 – Change in Auditor Disclosure

On April 21, 2022, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II (the “Trust”) appointed Tait, Weller & Baker LLP (“Tait”) as the AXS FOMO ETF’s independent registered public accounting firm upon the reorganization of the predecessor the FOMO ETF for the fiscal period ended March 31, 2023. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the FOMO ETF Predecessor Fund.

Cohen’s report on the financial statements for the FOMO ETF Predecessor Fund for the period from May 24, 2021 through March 31, 2022 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such period and the interim period of April 1, 2022 through April 21, 2022 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the FOMO ETF Predecessor Fund’s financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

29

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

During the period prior to March 31, 2022 and the Interim Period, neither the FOMO ETF Predecessor Fund nor anyone on behalf of the FOMO ETF Predecessor Fund had consulted Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the FOMO ETF Predecessor Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait does not reflect any disagreements with Cohen or dissatisfaction by the FOMO ETF Predecessor Fund, the Board, or the Audit Committee with the performance of Cohen.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting held on October 26-27, 2022, the Board of Trustees of the Trust approved a change in the FOMO ETF’s distributor from IMST Distributors, LLC to ALPS Distributors, Inc. Such change will be effective January 1, 2023.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

30

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on April 20-21, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS FOMO ETF series of the Trust (the “FOMO ETF”) for an initial two-year term.

At an in-person meeting held on July 19-20, 2022, the Board and the Independent Trustees reviewed and unanimously approved the Advisory Agreement between the Trust and the Investment Advisor and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Green Alpha Advisors, LLC (the “Sub-Advisor”) with respect to the AXS Green Alpha ETF series of the Trust (the “Green Alpha ETF” and, together with the FOMO ETF, the “ETFs”), each for an initial two-year term.

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “ETF Advisory Agreements.” In approving each ETF Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each ETF and its shareholders, as applicable.

AXS FOMO ETF

Background

In advance of the April meeting, the Board received information about the FOMO ETF and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the FOMO ETF; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the FOMO ETF; information regarding the performance of the FOMO ETF’s predecessor ETF (the “FOMO Predecessor ETF”), which would be reorganized into the FOMO ETF and employed substantially the same investment program, for the six-month period ended January 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the FOMO ETF with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s World Large-Stock Blend fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

31

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the FOMO Predecessor ETF’s total return for the six-month period was lower than the Peer Group and Fund Universe median returns and the MSCI All Country World Index return by 10.40%, 11.06%, and 13.87%, respectively. The Board considered that the FOMO Predecessor ETF had been operating for a short period, and that performance over longer periods would be more meaningful.

The Board noted its familiarity with the Investment Advisor as the investment advisor for many other series of the Trust, and considered the services to be provided by the Investment Advisor to the FOMO ETF. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the FOMO ETF, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the ETF. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the FOMO ETF, and that the Investment Advisor would provide the ETF with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the FOMO ETF’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the FOMO ETF (gross of fee waivers) was the same as the advisory fee for the FOMO Predecessor ETF, but was higher than the Peer Group and Fund Universe medians by 0.05% and 0.10%, respectively. The Board noted the Investment Advisor’s assertion that the FOMO ETF is actively managed, and that the Peer Group included several low cost, passively managed funds that are significantly larger than the ETF. The Board further noted the Investment Advisor’s belief that the FOMO ETF is more specialized, innovative, and unique compared to many of the funds in the Peer Group. The Board considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the FOMO ETF, and therefore they did not have a good basis for comparing the ETF’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Board also considered that the FOMO ETF’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the FOMO ETF were slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.15%. The Trustees considered that the estimated annual total expenses of the FOMO ETF were likely higher than the Peer Group and Fund Universe medians because of the ETF’s higher proposed advisory fee. The Trustees also considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Trustees noted that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Investment Advisor is currently unable to match. The Trustees also noted that the Investment Advisor set the net expenses for the FOMO ETF at a level at which the Investment Advisor can maintain the viability of the ETF.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the FOMO ETF.

32

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the FOMO ETF in the ETF’s first year of operations, taking into account estimated assets of $6 million. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for the FOMO ETF, and determined that the Investment Advisor’s anticipated profits with respect to the ETF were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the FOMO ETF, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the ETF, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the ETF generally, and any favorable publicity arising in connection with the ETF’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the FOMO ETF’s asset level would likely be too low to achieve significant economies of scale following the reorganization, and that any such economies would be considered in the future as the ETF’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the FOMO ETF and its shareholders and, accordingly, approved the Advisory Agreement.

AXS Green Alpha ETF

Background

In advance of the July meeting, the Board received information about the Green Alpha ETF and the ETF Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Green Alpha ETF; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the ETF; and a report prepared by Broadridge comparing the proposed unitary management fee and estimated total expenses of the Green Alpha ETF with those of its Peer Group and Morningstar, Inc.’s Mid-Cap Growth Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the ETF Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the ETF Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the ETF Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

33

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

AXS Investments LLC

Nature, Extent and Quality of Services

The Board noted that there was no relevant performance information for it to consider with respect to the Green Alpha ETF. The Trustees considered, however, the Green Alpha ETF’s investment strategy, and the significant experience of the Investment Advisor’s and Sub-Advisor’s portfolio managers who would be managing the ETF. The Board also noted its familiarity with the Investment Advisor as the investment advisor for many other series of the Trust, and considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Green Alpha ETF. In doing so, the Board considered the Investment Advisor’s role as the Green Alpha ETF’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the ETF, and oversee the Sub-Advisor with respect to the ETF’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the ETF, monitoring the ETF’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the ETF; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the ETF. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Green Alpha ETF. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Green Alpha ETF, and that the Investment Advisor would provide the ETF with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Green Alpha ETF’s proposed unitary management fee and estimated total expenses. The meeting materials indicated that the Green Alpha ETF’s proposed annual unitary management fee of 1.00% was higher than the Peer Group and Fund Universe medians by 0.175% and 0.25%, respectively. The Board considered that because of its unitary fee structure, the Green Alpha ETF would pay the Investment Advisor a management fee, and the Investment Advisor would pay all expenses incurred by the ETF except for the management fee and certain other expenses. The Trustees considered the Investment Advisor’s assertions that the Green Alpha ETF’s investment strategy includes an environmental, social, and governance (“ESG”) overlay, that there are only two other ESG funds included in the Peer Group, and that the advisory fees for those funds are 0.85% and 1.00%; that the Sub-Advisor has a prominent presence in the ESG investment space; and that the ETF is most closely aligned to the Shelton Green Alpha Fund, a series of another trust for which the Sub-Advisor serves as sub-advisor, and the advisory fee of which is 16 basis point higher than that of the ETF. The Trustees also noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Green Alpha ETF, and therefore they did not have a good basis for comparing the ETF’s proposed unitary management fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Green Alpha ETF’s proposed unitary management fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Green Alpha ETF’s estimated annual total expenses (net of fee waivers) of 1.00% were higher than both the Peer Group and Fund Universe medians by 0.27% and 0.40%, respectively. The Trustees considered the Investment Advisor’s observation that although the Green Alpha ETF’s estimated net expenses were in the highest quartile of funds in the Peer Group, some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board noted the Investment Advisor’s assertion that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also noted that the Investment Advisor set the net expenses for the Green Alpha ETF at a level at which the Investment Advisor can maintain the viability of the ETF.

34

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Green Alpha ETF.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Green Alpha ETF in the ETF’s first year of operations, taking into account estimated assets of $25 million. The Board determined that the Investment Advisor’s anticipated profits with respect to the Green Alpha ETF were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Green Alpha ETF, other than the receipt of its management fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the ETF generally, and any favorable publicity arising in connection with the ETF’s performance. The Board also noted that although the Advisory Agreement does not provide for any management fee breakpoints, the Green Alpha ETF’s asset level would likely be too low to achieve significant economies of scale during the ETF’s initial startup period, and that any such economies would be considered in the future as the ETF’s assets grow.

Green Alpha Advisors, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Green Alpha ETF. In doing so, the Board noted that as the sole sub-advisor to the Green Alpha ETF, the Sub-Advisor would be primarily responsible for the day-to-day management of the ETF and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Green Alpha ETF, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the ETF. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Green Alpha ETF, and that the Sub-Advisor would provide the ETF with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Green Alpha ETF, which they noted was the same as the sub-advisory fee charged by the Sub-Advisor with respect to the Shelton Green Alpha Fund, and was on the low end of the range of the advisory fees that the Sub-Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the ETF. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s management fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Green Alpha ETF.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Green Alpha ETF, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the ETF, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the ETF generally, and any favorable publicity arising in connection with the ETF’s performance.

35

AXS FOMO ETF and AXS Green Alpha ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each ETF Advisory Agreement was in the best interests of the Green Alpha ETF and its shareholders and, accordingly, approved each ETF Advisory Agreement with respect to the ETF.

36

AXS Funds

EXPENSE EXAMPLES

For the Periods Ended September 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The Funds’ Hypothetical Performance is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

The Astoria Inflation Sensitive ETF and FOMO ETF’s Actual Performance is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

The Green Alpha ETF’s Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 27, 2022 (commencement of operations) to September 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Astoria Inflation Sensitive ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/22	9/30/22	4/1/22 – 9/30/22
Actual Performance	$1,000.00	$801.30	$3.17
Hypothetical (5% annual return before expenses)	1,000.00	1,021.55	3.56

* Expenses are equal to the Fund’s annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

37

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended September 30, 2022 (Unaudited)

FOMO ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/22	9/30/22	4/1/22 – 9/30/22
Actual Performance	$1,000.00	$871.70	$4.22
Hypothetical (5% annual return before expenses)	1,000.00	1,020.56	4.56

* Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Green Alpha ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	9/27/22*	9/30/22	9/27/22*–9/30/22
Actual Performance**	$1,000.00	$981.80	$0.11
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,020.06	5.06

* Commencement of operations.

** Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 4/365 (to reflect the since inception period ended). Assumes all dividends and distributions were reinvested.

*** Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS Astoria Inflation Sensitive ETF	PPI	46141T 117
AXS FOMO ETF	FOMO	46144X 636
AXS Green Alpha ETF	NXTE	46144X 586

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 984-2510.

AXS ETFs

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the independent public accountant. File herewith

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/9/2022